JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.8%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	20	1,810
Hexcel Corp.	16	600
National Presto Industries, Inc.	13	909

		3,319

Auto Components — 0.4%
Fox Factory Holding Corp. * (a)	19	802
LCI Industries	9	616

		1,418

Automobiles — 0.3%
Winnebago Industries, Inc. (a)	37	1,020

Banks — 10.5%
BancFirst Corp. (a)	43	1,435
Camden National Corp.	75	2,359
City Holding Co. (a)	25	1,663
Columbia Banking System, Inc.	75	2,010
Community Trust Bancorp, Inc.	49	1,558
Cullen/Frost Bankers, Inc. (a)	18	1,004
First Busey Corp.	120	2,053
First Commonwealth Financial Corp.	210	1,919
First Financial Bancorp	124	1,842
First Financial Bankshares, Inc.	46	1,242
First Merchants Corp.	78	2,066
Great Western Bancorp, Inc.	85	1,741
Heritage Commerce Corp.	223	1,710
Heritage Financial Corp.	68	1,360
Independent Bank Corp.	42	2,732
Independent Bank Corp.	136	1,750
Lakeland Bancorp, Inc.	180	1,946
S&T Bancorp, Inc. (a)	56	1,540
Signature Bank	7	596
Simmons First National Corp., Class A	110	2,024
Trustmark Corp.	53	1,235

		35,785

Biotechnology — 6.7%
ACADIA Pharmaceuticals, Inc. *	31	1,320
Alector, Inc. * (a)	29	703
Amicus Therapeutics, Inc. *	158	1,457
Atara Biotherapeutics, Inc. *	55	467
Avrobio, Inc. *	53	831
Biohaven Pharmaceutical Holding Co. Ltd. *	33	1,112
Blueprint Medicines Corp. *	23	1,317
Bridgebio Pharma, Inc. * (a)	26	747
Coherus Biosciences, Inc. *	98	1,589
FibroGen, Inc. * (a)	39	1,372
G1 Therapeutics, Inc. * (a)	39	431
Global Blood Therapeutics, Inc. * (a)	10	522
Halozyme Therapeutics, Inc. *	110	1,981
Heron Therapeutics, Inc. * (a)	79	930
Homology Medicines, Inc. * (a)	52	803
Intercept Pharmaceuticals, Inc. * (a)	16	983
Natera, Inc. *	65	1,933
Orchard Therapeutics plc, ADR (United Kingdom) *	2	17
REGENXBIO, Inc. *	27	884
REVOLUTION Medicines, Inc. *	15	329
Rubius Therapeutics, Inc. * (a)	38	171
Sage Therapeutics, Inc. *	11	327
Twist Bioscience Corp. * (a)	53	1,631
Viela Bio, Inc. * (a)	23	867

		22,724

Building Products — 3.6%
Advanced Drainage Systems, Inc.	73	2,159
CSW Industrials, Inc.	27	1,746
Fortune Brands Home & Security, Inc.	8	360
Simpson Manufacturing Co., Inc.	62	3,855
Trex Co., Inc.* (a)	33	2,610
Universal Forest Products, Inc.	43	1,602

		12,332

Capital Markets — 1.1%
Evercore, Inc., Class A	23	1,064
Focus Financial Partners, Inc., Class A *	40	923
LPL Financial Holdings, Inc.	35	1,905

		3,892

Chemicals — 1.4%
Innospec, Inc. (a)	24	1,668
Stepan Co.	18	1,619
Valvoline, Inc.	120	1,571

		4,858

Commercial Services & Supplies — 3.1%
Brady Corp., Class A	45	2,048
Brink’s Co. (The)	24	1,275
Cimpress plc (Ireland) * (a)	20	1,064
Deluxe Corp.	44	1,144
Kimball International, Inc., Class B	98	1,166
MSA Safety, Inc.	27	2,778
UniFirst Corp.	7	1,071

		10,546

Communications Equipment — 1.0%
Ciena Corp. * (a)	34	1,364
EchoStar Corp., Class A *	67	2,135

		3,499

Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	52	1,885

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	77	939
Silgan Holdings, Inc.	47	1,375

		2,314

Distributors — 0.6%
Pool Corp.	11	2,154

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	9	901
OneSpaWorld Holdings Ltd. (Bahamas) (a)	41	167

		1,068

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electric Utilities — 0.5%
Portland General Electric Co.	32	1,531

Electrical Equipment — 1.2%
Generac Holdings, Inc. *	36	3,349
nVent Electric plc	47	799

		4,148

Electronic Equipment, Instruments & Components — 2.7%
CTS Corp.	48	1,206
ePlus, Inc. *	21	1,295
Fabrinet (Thailand) * (a)	31	1,670
Littelfuse, Inc.	21	2,832
Plexus Corp. *	14	764
SYNNEX Corp.	18	1,298

		9,065

Entertainment — 0.6%
Cinemark Holdings, Inc. (a)	76	776
Glu Mobile, Inc. *	121	759
Sciplay Corp., Class A *	49	463

		1,998

Equity Real Estate Investment Trusts (REITs) — 7.6%
American Campus Communities, Inc.	52	1,441
American Homes 4 Rent, Class A	104	2,410
Brixmor Property Group, Inc.	133	1,266
CubeSmart	36	972
EastGroup Properties, Inc.	12	1,288
Equity Commonwealth	68	2,141
Highwoods Properties, Inc. (a)	47	1,657
JBG SMITH Properties	59	1,868
National Health Investors, Inc.	14	714
Rayonier, Inc.	71	1,673
Rexford Industrial Realty, Inc.	63	2,583
RLJ Lodging Trust	168	1,297
Sunstone Hotel Investors, Inc.	215	1,876
Terreno Realty Corp.	63	3,241
Washington	68	1,615

		26,042

Food & Staples Retailing — 0.9%
Grocery Outlet Holding Corp. * (a)	43	1,488
Performance Food Group Co. *	63	1,554

		3,042

Food Products — 1.2%
Flowers Foods, Inc.	87	1,776
Freshpet, Inc. *	38	2,423

		4,199

Gas Utilities — 2.0%
Chesapeake Utilities Corp.	18	1,561
ONE Gas, Inc.	36	3,048
Southwest Gas Holdings, Inc.	34	2,338

		6,947

Health Care Equipment & Supplies — 2.3%
Insulet Corp. *	6	1,063
iRhythm Technologies, Inc. *	29	2,370
Nevro Corp. *	24	2,448
Shockwave Medical, Inc. *	29	947
Utah Medical Products, Inc.	11	1,034

		7,862

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. * (a)	42	771
Amedisys, Inc. *	20	3,610
Encompass Health Corp.	35	2,260
Ensign Group, Inc. (The)	38	1,423
Pennant Group, Inc. (The) *	16	222
Providence Service Corp. (The) *	42	2,283

		10,569

Health Care Technology — 1.4%
Evolent Health, Inc., Class A *	88	478
Teladoc Health, Inc. *	28	4,364

		4,842

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	81	1,174
Cheesecake Factory, Inc. (The)	32	552
Cracker Barrel Old Country Store, Inc. (a)	14	1,165
Planet Fitness, Inc., Class A *	29	1,399
Red Rock Resorts, Inc., Class A	63	541
Ruth’s Hospitality Group, Inc. (a)	65	434
Texas Roadhouse, Inc.	63	2,608

		7,873

Household Durables — 0.8%
Helen of Troy Ltd. * (a)	14	2,017
TRI Pointe Group, Inc. *	93	812

		2,829

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	8	1,064

Insurance — 2.7%
Argo Group International Holdings Ltd.	9	334
eHealth, Inc. *	13	1,833
James River Group Holdings Ltd. (a)	21	755
Old Republic International Corp.	100	1,525
Safety Insurance Group, Inc.	20	1,689
Selective Insurance Group, Inc.	38	1,888
Third Point Reinsurance Ltd. (Bermuda) *	155	1,147

		9,171

Interactive Media & Services — 0.2%
Cars.com, Inc. *	120	515

Internet & Direct Marketing Retail — 0.3%
Farfetch Ltd., Class A (United Kingdom) *	76	603
RealReal, Inc. (The) *	46	324

		927

IT Services — 3.1%
CSG Systems International, Inc.	49	2,050
I3 Verticals, Inc., Class A * (a)	26	498
ManTech International Corp., Class A	39	2,805
MAXIMUS, Inc.	24	1,394
MongoDB, Inc. * (a)	8	1,118

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Science Applications International Corp.	22	1,676
Wix.com Ltd. (Israel) * (a)	9	920

		10,461

Leisure Products — 0.2%
Callaway Golf Co. (a)	70	714

Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A * (a)	8	500
Adaptive Biotechnologies Corp. *	11	308
Personalis, Inc. * (a)	41	331

		1,139

Machinery — 5.9%
Alamo Group, Inc.	20	1,739
Allison Transmission Holdings, Inc.	37	1,207
Blue Bird Corp. *	131	1,427
Graco, Inc.	31	1,516
Hillenbrand, Inc.	75	1,424
ITT, Inc.	73	3,293
John Bean Technologies Corp.	29	2,130
Kadant, Inc. (a)	27	2,031
Lincoln Electric Holdings, Inc.	28	1,952
Mueller Industries, Inc.	65	1,559
Watts Water Technologies, Inc., Class A	22	1,900

		20,178

Marine — 0.2%
Kirby Corp. *	14	591

Media — 2.0%
Hemisphere Media Group, Inc. *	135	1,150
John Wiley & Sons, Inc., Class A	20	749
Liberty Latin America Ltd., Class C (Chile) * (a)	162	1,658
New York Times Co. (The), Class A	65	2,005
Nexstar Media Group, Inc., Class A (a)	22	1,256

		6,818

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	18	842

Multi-Utilities — 0.5%
Unitil Corp.	30	1,588

Oil, Gas & Consumable Fuels — 1.4%
CNX Resources Corp. *	175	932
Delek US Holdings, Inc. (a)	62	978
EQT Corp. (a)	136	962
Equitrans Midstream Corp.	150	754
Matador Resources Co. * (a)	172	427
PDC Energy, Inc. *	118	736

		4,789

Personal Products — 0.4%
Inter Parfums, Inc.	29	1,362

Pharmaceuticals — 1.4%
Horizon Therapeutics plc *	72	2,140
Optinose, Inc. *	66	297
Revance Therapeutics, Inc. *	82	1,219
TherapeuticsMD, Inc. *	280	297
Tricida, Inc. * (a)	38	839

		4,792

Professional Services — 0.4%
FTI Consulting, Inc. *	12	1,397

Road & Rail — 1.1%
Lyft, Inc., Class A * (a)	17	456
Marten Transport Ltd.	77	1,573
Saia, Inc. *	23	1,708

		3,737

Semiconductors & Semiconductor Equipment — 3.8%
Cabot Microelectronics Corp.	12	1,414
Enphase Energy, Inc. *	52	1,678
Entegris, Inc.	51	2,293
Inphi Corp. * (a)	34	2,689
MKS Instruments, Inc. (a)	25	2,043
Monolithic Power Systems, Inc.	7	1,200
Semtech Corp. *	32	1,197
SolarEdge Technologies, Inc. * (a)	5	392

		12,906

Software — 6.9%
Anaplan, Inc. *	32	966
Bill.Com Holdings, Inc. * (a)	18	610
Blackline, Inc. *	11	596
Coupa Software, Inc. *	4	587
CyberArk Software Ltd. *	17	1,432
Dynatrace, Inc. *	49	1,173
Elastic NV * (a)	21	1,177
Envestnet, Inc. *	38	2,063
Everbridge, Inc. * (a)	11	1,166
Globant SA (Argentina) *	6	564
HubSpot, Inc. *	11	1,419
LogMeIn, Inc.	14	1,166
Medallia, Inc. * (a)	44	880
Nuance Communications, Inc. *	103	1,735
Progress Software Corp.	37	1,179
Proofpoint, Inc. *	14	1,457
Smartsheet, Inc., Class A *	34	1,391
Upland Software, Inc. *	47	1,270
Zendesk, Inc.* (a)	15	970
Zscaler, Inc. * (a)	28	1,712

		23,513

Specialty Retail — 1.7%
Aaron’s, Inc. (a)	13	304
Hudson Ltd., Class A *	112	562
Lithia Motors, Inc., Class A	26	2,163
National Vision Holdings, Inc. *	100	1,935
Williams-Sonoma, Inc.	23	961

		5,925

Textiles, Apparel & Luxury Goods — 2.0%
Carter’s, Inc.	26	1,717
Columbia Sportswear Co.	16	1,117
Kontoor Brands, Inc. (a)	43	826
Movado Group, Inc.	48	566

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oxford Industries, Inc.	32	1,172
Steven Madden Ltd.	33	767
Wolverine World Wide, Inc.	41	626

		6,791

Thrifts & Mortgage Finance — 1.2%
First Defiance Financial Corp.	142	2,093
WSFS Financial Corp.	86	2,143

		4,236

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	63	2,885
Rush Enterprises, Inc., Class A	41	1,300
SiteOne Landscape Supply, Inc. * (a)	24	1,781

		5,966

Water Utilities — 1.0%
American States Water Co.	18	1,489
Middlesex Water Co.	30	1,825

		3,314

TOTAL COMMON STOCKS (Cost $360,560)		330,497

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (Canada) * ‡ (Cost $—)	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 9.1%
INVESTMENT COMPANIES — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (d) (e) (Cost $11,899)	11,899	11,900

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	15,005	15,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	4,100	4,100

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $19,104)		19,102

TOTAL SHORT-TERM INVESTMENTS (Cost $31,003)		31,002

Total Investments — 105.9% (Cost $391,563)		361,499
Liabilities in Excess of Other Assets — (5.9)%		(19,995)

Net Assets — 100.0%		341,504

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $18,380,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$361,499	$—	$—	(b)	$361,499

(a)	All portfolio holdings designated as level 1and Level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$12,791	$132,634	$133,525	$—	(c)	$—	$11,900	11,899	$152	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	26,008	31,000	42,001	—	(c)	(5)	15,002	15,005	338	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	10,612	120,301	126,813	—		—	4,100	4,100	108	—

Total	$49,411	$283,935	$302,339	$—	(c)	$(5)	$31,002		$598	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
(c)	Amount rounds to less than one thousand.